SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) $ / ¥	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) $ / ¥	Dec. 31, 2023 HKD ($) $ / ¥	Jan. 01, 2023 CNY (¥)	Jan. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)
Post origination administrative services revenue	¥ 14,093,321	$ 1,985,003	¥ 23,411,975	¥ 41,561,564
Impairment loss from goodwill	148,657,971	20,938,037	0
Restricted cash	14,334,937		152,688,510	61,293,114	$ 2,019,034
Restricted cash and investments, current	1,670,006,785		0		235,215,536
Contract assets	206,933,969		673,846,832		29,146,040
Unsatisfied performance obligations	331,460		1,001,890		46,685
Contract with Customer, Liability, Revenue Recognized	402,188,821	56,647,111	267,339,943
Unrealized gains (losses) on interest rate swap contracts				5,300,000
Realized gains (losses) on interest rate swap contracts			(1,162,556)	(5,346,389)
Cash and cash equivalents	1,020,604,191		378,917,318	1,434,806,922	143,749,094
Purchased price of the financing receivables	513,000,000	72,000,000	1,190,000,000
Finance lease receivables	236,886,052		1,059,488,623		33,364,703
Depreciation expense	6,670,588	939,533	5,483,032	7,926,513
Accumulated Depreciation	28,696,676		27,518,577		4,041,842
Impairment loss	0		0	0
Employee defined contribution plan expensed	40,585,827	5,716,394	60,124,007	87,227,402
VAT incurred	¥ 167,484,014		262,656,515	478,981,515	$ 23,589,630
Exchange rate | $ / ¥	7.0999				7.0999	7.0999
Contingent risk assurance liabilities	¥ 125,140,991		103,997,383		$ 17,625,740				$ 14,647,725
Finance lease receivables	12,701,391		22,171,266	32,216,759	1,788,954				3,122,758
Effect Of Exchange Rate | $		1.00
Retained earnings	335,625,776		(9,109,587)		47,271,902
Financing receivables, allowance	57,971,477		60,673,961	¥ 50,492,700	8,165,112
New cars
Finance lease receivables	179,326,594		895,319,860						25,257,623
Used cars
Finance lease receivables	57,559,458		164,168,763		8,107,080
Adjustment | Adoption of ASC 326
Allowance for financing receivables at acquisition date	307,000,000	$ 43,000,000
Allowance for credit loss on other assets							¥ 3,000,000	$ 400,000
Contingent risk assurance liabilities			302,406,744				302,000,000	43,000,000	$ 42,593,099
Finance lease receivables	14,540,172				2,047,940		15,000,000	2,000,000
Retained earnings							307,000,000	43,000,000
Financing receivables, allowance	54,895,541				7,731,875		¥ 14,000,000	$ 2,000,000
New cars
Financing receivables	24,200,609		55,693,049		3,408,585
Used cars
Financing receivables	5,321,426		18,124,976		749,507
Deposit Protection Scheme | China
Cash deposited in financial institutions insured by the Deposit Protection Scheme	500,000
Deposit Protection Scheme | Hong Kong
Cash deposited in financial institutions insured by the Deposit Protection Scheme | $						$ 500
Cross currency interest rate contract
Outstanding notional amount of interest rate swap contracts	0		0		$ 0
Unrealized gains (losses) on interest rate swap contracts	¥ 0		¥ 0
Customer Concentration Risk | Credit Risk | Zero customer
Percentage of revenue generated from customers	10.00%	10.00%	10.00%
General VAT
Applicable tax rate	6.00%	6.00%
Small Scale VAT
Applicable tax rate	3.00%	3.00%
Automobiles sector | Customer Concentration Risk | Revenue Benchmark | Automobile trading customer one
Percentage of revenue generated from customers	16.10%	16.10%	14.20%
Automobiles sector | Customer Concentration Risk | Revenue Benchmark | Automobile trading customer two
Percentage of revenue generated from customers	15.50%	15.50%	13.00%
Assets pledged as collateral
Cash and cash equivalents	¥ 0		¥ 0
Cash and Cash Equivalents, Pledged Status [Extensible Enumeration]	Cross currency interest rate contract		Cross currency interest rate contract		Cross currency interest rate contract	Cross currency interest rate contract			Cross currency interest rate contract
Finance lease receivables	¥ 0		¥ 360,725,648		$ 0
Assets pledged as collateral | Financial services sector
Restricted cash	597,715,354		766,893,846		84,186,447
Assets pledged as collateral | Automobiles sector
Restricted cash	¥ 0		¥ 136,671,970		$ 0
Maximum
Estimated useful life of intangible assets	10 years				10 years	10 years
Maximum | General VAT
Applicable tax rate	13.00%	13.00%
Maximum | Computer software
Estimated useful life of intangible assets	10 years				10 years	10 years
Maximum | Financial services sector | Customer Concentration Risk | Revenue Benchmark | Financial institutions customer one
Percentage of revenue generated from customers				16.80%
Maximum | Automobiles sector | Customer Concentration Risk | Revenue Benchmark | Automobile trading customer two
Percentage of revenue generated from customers	31.60%	31.60%	27.20%
Minimum
Estimated useful life of intangible assets	6 years				6 years	6 years
Minimum | Customer Concentration Risk | Revenue Benchmark | Financial institutions customer one
Percentage of revenue generated from customers				10.00%
Minimum | Customer Concentration Risk | Revenue Benchmark | Automobile trading customer two
Percentage of revenue generated from customers	10.00%	10.00%	10.00%
Minimum | General VAT
Applicable tax rate	6.00%	6.00%
Minimum | Computer software
Estimated useful life of intangible assets	6 years				6 years	6 years
Weighted average | Computer software, intangible asset
Weighted average amortization period	8 years 6 months 3 days		8 years 4 months 20 days		8 years 6 months 3 days	8 years 6 months 3 days			8 years 4 months 20 days